Equity (Accumulated Other Comprehensive Income) (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Net unrealized (loss) gain on hedging contracts, net of tax	$ (7,600)	$ 48
Net unrealized (loss) gain on marketable securities, net of tax	(156)	1,215
Net unrealized loss on pension, net of tax	(1,498)	(2,148)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $7.7 million and $7.4 million in 2016 and 2015, respectively	(15,901)	(15,497)
Foreign currency translation adjustments	(308,684)	(242,774)
Accumulated other comprehensive loss	(333,839)	(259,156)
Foreign currency effects from intercompany long-term investment transactions, tax	$ 7,700	$ 7,400